Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income (Loss), net
Government subsidies	$ 2,026,269	$ 917,223	$ 1,571,688
Contingent losses	(2,776,293)	(95,857)
Compensation payments	(1,587,473)
Others	62,990	50,903	37,471
Total	$ (2,274,507)	$ 872,269	$ 1,609,159